Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

Note 9. Leases

We have operating leases for manufacturing and production facilities, distribution and warehousing facilities, vehicles and machinery and equipment. Some of our lease agreements have renewal options, tenant improvement allowances, rent holidays and rent escalation clauses. The remaining terms on our leases range from 1 year to 7 years, some of which may include options to extend the leases and some of which may include options to terminate the leases within 1 year.

The following table summarizes the amount of right-of-use lease assets and lease liabilities included in each respective line item on the Company’s Consolidated Balance Sheets:

(Thousands)	Balance Sheet Location	December 31, 2022
Right-of-use operating lease assets	Other long-term assets	$11,090
Operating lease liabilities - current	Accrued expenses and other current liabilities	2,832
Operating lease liabilities - noncurrent	Other long-term liabilities	8,424

Depending on the nature of the lease, lease costs are classified within costs of sales or selling, general and administrative expense on the Company’s Consolidated Statements of Operations. The components of lease costs are as follows:

Year Ended
(Thousands)	December 31, 2022
Operating lease cost	$907
Short-term lease cost	235
Total	$1,142

The following table presents information about the Company’s weighted average discount rate and remaining lease term:

December 31, 2022
Weighted-average discount rate	8.4%
Weighted-average remaining lease term	4.6 years

Supplemental cash flow information about the Company’s leases is as follows:

Year Ended
(Thousands)	December 31, 2022
Operating cash flows from operating leases	$891

Future minimum lease payments under non-cancellable operating leases as of December 31, 2022 are as follows:

(Thousands)
2023	$3,713
2024	3,264
2025	2,130
2026	1,435
2027	1,385
Thereafter	1,740
Total future minimum lease payments	13,667
Less: imputed interest	(2,411)
Present value of minimum lease payments	$11,256

Disclosures related to periods prior to adoption of ASC 842

Rent expense for operating lease agreements under the previous lease guidance was $4.4 million and $5.7 million, for the years ended December 31, 2021 and 2020, respectively.

As previously reported in our audited Consolidated Financial Statements for year ended December 31, 2021, the minimum future lease payments under the previous lease guidance as of December 31, 2021 were as follows:

(Thousands)
2022	$4,334
2023	4,332
2024	4,174
2025	3,286
2026	2,377
Thereafter	4,373
Total	$22,876